DESCRIPTION OF THE PLAN (Details) - EBP 001 - USD ($)	1 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Plan assets transferred out of the Plan	$ 2,675,775	$ (2,675,775)
Auto-enrollment provision		5.00%
Matching percentage		100.00%
Matched percentage of compensation participants		4.00%
Common stock, participant balance limit		10.00%
Participant account, minimum borrowing amount		$ 1,000
Maximum aggregate equal amount		$ 50,000
Maximum aggregate equal percentage		50.00%
Forfeited non-vested accounts		$ 9,072	$ 4,380
Forfeited used to reduce employer matching contributions		$ 40,570
Minimum
EBP, Description of Plan [Line Items]
Outstanding loans interest rates		4.25%
Maximum
EBP, Description of Plan [Line Items]
Outstanding loans interest rates		9.50%